OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER CURRENT LIABILITIES
Schedule of other current liabilities
	At December 31,
	2012	2013
Payable for purchase of property, plant and equipment	$129,593,972	$116,661,198
Other payables	33,142,811	42,716,151
	$162,736,783	$159,377,349